Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Total
Beginning balance, shares at Dec. 31, 2018		19,740,302
Beginning balance, value at Dec. 31, 2018		$ 19,740	$ 58,480,126		$ (29,922,542)	$ 28,577,324
Forgiveness of debt for services			90,000			90,000
Issuance of shares		$ 119	124,881			$ 125,000
Issuance of shares, shares		118,637
Exercise of options for common stock, shares
Stock-based compensation expense			608,587			$ 608,587
Net loss					(1,058,039)	(1,058,039)
Ending balance, value at Dec. 31, 2019		$ 19,859	59,319,594	$ (16,000)	(30,980,581)	28,342,872
Ending balance, shares at Dec. 31, 2019		19,858,939
Ending balance, value at Dec. 31, 2019		$ 19,859	59,303,594		(30,980,581)	28,342,872
Issuance of common stock for services		$ 125	124,875			125,000
Issuance of common stock for services, shares		125,000
Stock-based compensation expense			221,058			221,058
Net loss					(471,370)	(471,370)
Ending balance, value at Mar. 31, 2020		$ 19,984	59,665,527	(16,000)	(31,451,951)	28,217,560
Ending balance, shares at Mar. 31, 2020		19,983,939
Beginning balance, value at Dec. 31, 2019		$ 19,859	59,319,594	(16,000)	(30,980,581)	28,342,872
Beginning balance, shares at Dec. 31, 2019		19,858,939
Beginning balance, value at Dec. 31, 2019		$ 19,859	59,303,594		(30,980,581)	28,342,872
Net loss						(2,971,324)
Ending balance, value at Sep. 30, 2020		$ 35,888	81,946,582	(16,000)	(33,951,905)	48,014,565
Ending balance, shares at Sep. 30, 2020		35,888,188
Beginning balance, value at Dec. 31, 2019		$ 19,859	59,319,594	(16,000)	(30,980,581)	28,342,872
Beginning balance, shares at Dec. 31, 2019		19,858,939
Beginning balance, value at Dec. 31, 2019		$ 19,859	59,303,594		(30,980,581)	28,342,872
Issuance of common stock in connection with business combination		$ 10,000	12,490,000			12,500,000
Issuance of common stock in connection with business combination, shares		10,000,000
Issuance of warrants for services			253,749			253,749
Issuance of common stock in lieu of payables		$ 254	261,199			$ 261,453
Issuance of common stock in lieu of payables, shares		254,057
Exercise of options for common stock, shares						254,057
Issuance of common stock for services		$ 215	237,285			$ 237,500
Issuance of common stock for services, shares		215,000
Issuance of common stock for cash, net of offering costs		$ 5,600	6,269,564			6,275,164
Issuance of shares and Sale of common stock for cash, net of offering costs, shares		5,600,192
Stock-based compensation expense			1,329,643			1,329,643
Issuance of warrants in connection with business combination			1,932,300			1,932,300
Net loss					(5,845,053)	(5,845,053)
Ending balance, value at Dec. 31, 2020		$ 35,928	82,077,334		(36,825,634)	45,287,628
Ending balance, shares at Dec. 31, 2020		35,928,188
Ending balance, value at Dec. 31, 2020		$ 35,928	82,077,334		(36,825,634)	45,287,628
Beginning balance, value at Mar. 31, 2020		$ 19,984	59,665,527	(16,000)	(31,451,951)	28,217,560
Beginning balance, shares at Mar. 31, 2020		19,983,939
Issuance of common stock in lieu of payables		$ 195	184,665			184,860
Issuance of common stock in lieu of payables, shares		195,000
Exercise of options for common stock		$ 5	5,045			5,050
Exercise of options for common stock, shares		5,000
Stock-based compensation expense			221,057			221,057
Net loss					(434,911)	(434,911)
Ending balance, value at Jun. 30, 2020		$ 20,184	60,076,294	(16,000)	(31,886,862)	28,193,616
Ending balance, shares at Jun. 30, 2020		20,183,939
Issuance of shares		$ 5,600	6,269,464			6,275,064
Issuance of shares, shares		5,600,192
Issuance of common stock in connection with business combination		$ 10,000	12,490,000			12,500,000
Issuance of common stock in connection with business combination, shares		10,000,000
Issuance of warrants for acquisition			1,932,300			1,932,300
Issuance of warrants for services			253,749			253,749
Exercise of options for common stock		$ 54	59,399			59,453
Exercise of options for common stock, shares		54,057
Issuance of common stock for services		$ 50	62,450			62,500
Issuance of common stock for services, shares		50,000
Stock-based compensation expense			802,926			802,926
Net loss					(2,065,043)	(2,065,043)
Ending balance, value at Sep. 30, 2020		$ 35,888	81,946,582	(16,000)	(33,951,905)	48,014,565
Ending balance, shares at Sep. 30, 2020		35,888,188
Beginning balance, value at Dec. 31, 2020		$ 35,928	82,077,334		(36,825,634)	45,287,628
Beginning balance, shares at Dec. 31, 2020		35,928,188
Forgiveness of debt for services
Issuance of shares, shares
Stock-based compensation expense			334,385			334,385
Net loss					(2,211,866)	(2,211,866)
Ending balance, value at Mar. 31, 2021		$ 35,928	82,411,719		(39,037,500)	43,410,147
Ending balance, shares at Mar. 31, 2021		35,928,188
Beginning balance, value at Dec. 31, 2020		$ 35,928	82,077,334		(36,825,634)	45,287,628
Beginning balance, shares at Dec. 31, 2020		35,928,188
Beginning balance, value at Dec. 31, 2020		$ 35,928	82,077,334		(36,825,634)	45,287,628
Net loss						(5,482,793)
Ending balance, value at Sep. 30, 2021		$ 35,928	82,509,957		(42,308,427)	40,237,458
Ending balance, shares at Sep. 30, 2021		35,928,188
Beginning balance, value at Mar. 31, 2021		$ 35,928	82,411,719		(39,037,500)	43,410,147
Beginning balance, shares at Mar. 31, 2021		35,928,188
Stock-based compensation expense			194,657			194,657
Adjustment of warrants value in connection with finalizing the business combination			(732,300)			(732,300)
Net loss					(1,638,928)	(1,638,928)
Ending balance, value at Jun. 30, 2021		$ 35,928	81,874,076		(40,676,428)	41,233,576
Ending balance, shares at Jun. 30, 2021		35,928,188
Stock-based compensation expense			64,074			64,074
Warrants issued in connection with convertible notes			571,807			571,807
Net loss					(1,631,999)	(1,631,999)
Ending balance, value at Sep. 30, 2021		$ 35,928	$ 82,509,957		$ (42,308,427)	$ 40,237,458
Ending balance, shares at Sep. 30, 2021		35,928,188